Commitments and Contingencies - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Deferred rent	$ 2.4	$ 1.5
Original lease agreement expires date	Oct. 31, 2017
Rental income received from subtenant	$ 0.6	0.6	$ 0.1
Total rent and lease expense	6.6	4.6	$ 3.8
Annual royalty fees	0.3
Outstanding letters of credit	$ 1.3	$ 0.8